INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2026
INCOME TAX
Schedule reconciliation of income taxes at statutory rates

	Years ended June 30,
	2026	2025
Canadian statutory tax rate	27.00%	27.00%

Loss before income taxes	$(1,578,941)	$(3,780,222)

Income tax recovery computed at Canadian statutory rates	(426,309)	(1,020,659)
Foreign tax rates different from statutory rate	322,632	(69,866)
Permanent items and other	(194,975)	583,296
Change in unrecognized deferred tax assets	298,652	507,229
	—	—

Schedule of deductible temporary differences and unused tax loss

	June 30, 2026	June 30, 2025
Non-capital loss carry forward	$14,962,117	$16,212,219
Capital loss carry forward	17,885,070	18,622,526
Proerpty, plant and equipment	240,563	248,417
Equity investments	246,411	337,682
Share issuance cost	1,980,621	857,623
	35,314,782	36,278,467

Schedule of net operating losses expiring various years

	Canada	Bolivia
2026	—	—
2027	—	1,262,008
2028	—	1,750,762
2029	—	1,928,247
2030	—	809,750
2031	—	1,212,114
2032	—	—
2033	—	—
2034	—	—
2035	—	—
2036	—	—
2037	—	—
2038	—	—
2039	—	—
2040	—	—
2041	—	—
2042	—	—
2043	1,915,434	—
2044	2,938,612	—
2045	2,224,393	—
2046	920,797	—
	$7,999,236	$6,962,881